Long-term investment (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 08, 2017	Jul. 31, 2017	May 27, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 22, 2018	May 31, 2018	Apr. 26, 2018	Mar. 21, 2018	Mar. 20, 2018	Dec. 27, 2017	Sep. 04, 2017	Apr. 19, 2017	Jan. 09, 2017	Nov. 03, 2016	Jan. 11, 2016
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost				$ 505,200,000
Nonmarketable equity securities, Ownership				49.00%
Nonmarketable equity securities				$ 1,019,932	$ 979,721
Equity method investment gain (loss)				(9,374,451)	(1,710,070)	$ (324,612)
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets				0	0
Payments to Acquire Businesses, Gross		$ 1,256,909		8,720,772
Total				564,340,219	829,773,150
Zhengzhou Lianhe Real Estate Co., Ltd. ("Zhengzhou Lianhe") [Member]
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost				$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership				1.85%	1.85%
Nonmarketable equity securities				$ 291,409	$ 241,648
Zhengzhou Taike Real Estate Co., Ltd. ("Zhengzhou Taike") [Member]
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost				$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership				3.75%	3.75%
Nonmarketable equity securities				$ 728,523	$ 738,073
Zhengzhou Xinci Health Service Co., Ltd [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 1,290,135	$ 1,290,135
Equity method investees, Ownership				60.00%	60.00%												60.00%
Equity method investees				$ 779,847	$ 1,202,661
Shenzhen Zhong An Financial Lease Co,. Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 7,639,186	$ 7,639,186
Equity method investees, Ownership				25.00%	25.00%													25.00%
Equity method investees				$ 7,593,505	$ 8,207,136
Huzhou Xinhong Town Construction and Development Co., Ltd.( "Huzhou Xinhong") [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 7,430,936
Equity method investees, Ownership				78.46%				78.46%
Equity method investees				$ 7,208,104
Suzhou Litai Real Estate Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 9,284,103					$ 9,300,000
Equity method investees, Ownership				19.99%					19.99%
Equity method investees				$ 8,466,373
Henan Qingning Apartment Management Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 3,808,830						$ 3,800,000
Equity method investees, Ownership				51.00%						51.00%
Equity method investees				$ 2,796,705
Madison Developments Limited [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 19,095,969							$ 19,100,000
Equity method investees, Ownership				50.00%							50.00%
Equity method investees				$ 16,743,122
Suzhou Hengwan Real Estate Co., Ltd [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 18,613,537			$ 7,300,000					$ 18,600,000
Equity method investees, Ownership				16.66%								16.66%
Equity method investees				$ 9,171,102
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 505,162,873	$ 413,210,492										$ 505,200,000
Equity method investees, Ownership				49.00%	49.00%
Equity method investees				$ 478,778,879	$ 412,593,226
Chengdu Xinyuan Renju Enterprise Management Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost					$ 765,205
Equity method investees, Ownership					10.00%
Equity method investees					$ 765,205
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				$ 3,103,509
Equity method investees, Ownership			51.00%	70.77%
Equity method investees				$ 155,537
Maximum [Member] | Qingdao Huiju Zhihui City Industrial Development Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Ownership															70.00%
Nanjing Starry Sky Studios Management Co., Ltd. [Member] | Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member]
Long Term Investment [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			$ 2,400,000
Consolidation Less than Wholly Owned Subsidiary Parent Ownership Interest Changes Additional Interest Issued to Parent Percentage			19.77%
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				8,118,800	8,118,800											$ 8,118,800
Equity method investees				8,013,755	8,118,800
Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost				30,608,185	30,608,185									$ 30,600,000
Equity method investees				$ 23,613,358	30,608,185
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Guangzhou Huanglong Information Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	90.57%
Payments to Acquire Businesses, Gross	$ 19,700,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner One [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost														91,800,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner Two [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost														$ 3,100,000
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost					367,298,216								$ 367,300,000
Equity method investees					367,298,216
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member] | Chengdu Xinyuan Renju Enterprise Management Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost					$ 6,900,000
Equity method investees, Ownership					90.00%
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member] | Partner Three [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost													$ 153,000,000